Interest Income and Expense (Tables)	6 Months Ended
Apr. 30, 2022
Analysis of income and expense [abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income and interest expense by basis of accounting measurement.
Interest Income

(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30, 2022	April 30, 2021	April 30, 2022	April 30, 2021
Measured at amortized cost 1	$6,749	$6,234	$13,279	$12,809

Measured at FVOCI – Debt instruments 1	163	133	256	310

	6,912	6,367	13,535	13,119
Measured or designated at FVTPL	1,065	815	1,920	1,640

Measured at FVOCI – Equity instruments	52	44	96	77
Total	$8,029	$7,226	$15,551	$14,836

1	Interest income is calculated using EIRM.
Interest Expense

(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30, 2022	April 30, 2021	April 30, 2022	April 30, 2021
Measured at amortized cost 1	$1,224	$783	$2,019	$1,746

Measured or designated at FVTPL	428	608	853	1,225
Total	$1,652	$1,391	$2,872	$2,971
1	Interest expense is calculated using EIRM.